Epiphany FFV Fund

Class A shares: EPVNX

Class C shares: EPVCX

Epiphany FFV Strategic Income Fund

Class A shares: EPIAX

Class C shares: EPICX

each a series of the Epiphany Funds

Supplement dated March 31, 2017

Prospectus and Statement of Additional Information dated March 1, 2017

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Conversion of All Class C Shares into Class I Shares

On March 29, 2017, the Board of Trustees of Epiphany Funds (the "Board") voted to reclassify  (the "Conversion") all outstanding Class C Shares of the Epiphany FFV Fund and the Epiphany FFV Strategic Income Fund (the “Funds") to Class I shares of each respective Fund to be effective on or about May 30, 2017 (the "Conversion Date").  On the Conversion Date, each Class C share will be reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder for the respective Fund.

Class C shareholders who become Class I shareholders as a result of the Conversion will maintain their investment in the respective Fund and, effective as of the Conversion Date, will no longer be subject to the Distribution (12b-1) Fee as a result of the Conversion.  The total amount of Distribution (12b-1) Fee incurred by each Fund is disclosed in the Funds’ most recent Annual Report to Shareholders dated October 31, 2016.  Class I shares do not have a sales load. The Fund’s investment strategy has not changed.

The Conversion is not a taxable event for federal income tax purposes.

Effective on the Conversion Date, the Funds’ Prospectus and SAI will be revised to reflect the Conversion of all Class C Shares to Class I Shares and each of the following:

The following tables on Pages 2-3 of the Prospectus:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 25 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$10	$10

Annual Fund operating expenses Expenses deducted from Fund assets	Class A	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.68%	0.68%
Total Annual Fund Operating Expenses	1.68%	1.43%
Fee Waiver and/or Expense Reimbursement (1)	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	1.50%	1.25%

1) The FFV Fund’s Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 1.25% of the average daily net assets of Class I shares for the period through May 31, 2018. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the FFV Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FFV Fund	1 Year	3 Years	5 Years	10 Years
Class A	$645	$986	$1,351	$2,373
Class I	$127	$435	$765	$1,698

The following tables on Pages 8-9 of the Prospectus:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 25 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at redemption)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$10	$10

Annual Fund operating expenses Expenses deducted from Fund assets	Class A	Class C
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.76%	0.76%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.52%	1.27%
Fee Waiver and/or Expense Reimbursement (1)	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursements)	1.26%	1.01%

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets of the Class I shares, through May 31, 2018.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FFV Strategic Income Fund	1 Year	3 Years	5 Years	10 Years
Class A	$622	$932	$1,264	$2,201
Class I	$103	$377	$672	$1,511

The “Class C Shares” section in the “CHOOSING A CLASS OF SHARES” section on page 26 of the Prospectus will be deleted in its entirety and replaced as follows:

Class I Shares.  Class I shares are offered at NAV with no front-end sales charge.  Prior to May 31, 2017 Class I shares were classified as Class C shares and subject to a 12b-1 fee of 1.00%.  Class I shares are not subject to a 12b-1 fee.  Purchases of Class I shares are subject to a 2% redemption fee if redeemed within 60 days of settlement of purchase.  The returns on Class I shares are generally higher than the returns on Class A shares because Class I shares have lower annual expenses than Class A shares.

Each of the Funds’ Prospectus and SAI will be revised to reflect the Conversion and appropriately reflect the reconstituted Class I Shares.

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You should read this Supplement in conjunction with the Funds’ Prospectuses and Statement of Additional Information dated March 1, 2017, and provide information that you should know about each Fund before investing.  The Funds’ Prospectus and Statement of Additional Information have each been filed with the Securities and Exchange Commission and are incorporated by reference.  Copies these documents may be obtained without charge by visiting www.epiphanyfunds.com or by calling 1-800-320-2185.